TLIC LETTERHEAD

March 19, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:     Separate Account VUL-A (formerly, Legacy Builder Variable Life Separate Account)

           Legacy Builder Plus and Inheritance Builder Plus

           File No. 811-9115, CIK 0001074342

           Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VUL-A, a unit investment trust registered under the Act, recently mailed to its policyholders the annual report for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds - Series 1 Shares, Dreyfus Stock Index Fund - Initial Class, Dreyfus Variable Investment Fund, MFS® Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Variable Insurance Products Fund - Service Class 2. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following annual reports were filed with the Commission via EDGAR on the dates indicated:

•              AEGON/Transamerica Series Fund, Inc.(CIK: 0000778207) filed March 4, 2004

•              AIM Variable Insurance Funds - Series 1 Shares (CIK: 0000896435) filed March 5, 2004

•              Dreyfus Stock Index Fund - Initial Class (CIK 0000846800) filed March 2, 2004

•              Dreyfus Variable Investment Fund (CIK: 0000813383) filed February 24, 2004

•              MFS® Variable Insurance Trust(SM) (CIK: 0000918571) filed March 5, 2004

•              Oppenheimer Variable Account Funds (CIK: 0000752737) filed March 3, 2004

•              Variable Insurance Products Fund (CIK: 0000356494) filed March 1, 2004

To the extent necessary, these filing are incorporated herein by reference.

Very truly yours,
/s/ Priscilla I. Hechler
Priscilla I. Hechler Assistant Secretary

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